Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Stockholders' Equity Note [Abstract]
Schedule of non-controlling interest
	March 31, 2018	September 30, 2017
Original paid-in capital	$107,461	$107,461
Additional paid-in capital	807,953	807,953
Foreign currency translation gain (loss) attributed to noncontrolling interest	39,562	(13,802)
Net loss attributed to non-controlling interest	(6,703)	(5,036)
Total noncontrolling interest	$948,273	$896,576

	September 30, 2017	September 30, 2016
Original paid-in capital	$107,461	$107,461
Additional paid-in capital	807,953	807,953
Foreign currency translation loss attributed to non-controlling interest	(13,802)	(15,841)
Net loss attributed to non-controlling interest	(5,036)	(4,072)
Total non-controlling interest	$896,576	$895,501